Consolidated and Combined Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated and Combined Statements of Cash Flows [Abstract]
Cash and Cash Equivalents at Beginning of Period	$ 282	$ 168	$ 156
Cash Flows from Operating Activities:
Net Income	125	160	124
Adjustments to reconcile net income to net cash provided from operating activities:
Depreciation expense	12	9	8
Amortization expense	8	8	6
Deferred income tax provision	7	(19)	1
Stock-based compensation expense	4	4	4
Gain on sale of marketable securities			(3)
Restructuring charges	3	7	3
Cash payments related to restructuring charges	(5)	(5)	(3)
Spin-off charges	24	13
Payments for spin-off charges	(23)	(13)
Other	1		2
Change in working capital, net of acquisitions:
Receivables	4	(33)	(40)
Other current assets	(1)	5	6
Accounts payable	8	5
Deferred revenue	1	44	43
Accrued liabilities	7	9	3
Accrued interest payable	9
Current income taxes	4
Net Cash Provided from Operating Activities	189	194	155
Cash Flows from Investing Activities:
Purchases of property and equipment	(27)	(15)	(11)
Other business acquisitions, net of cash acquired			(87)
Purchases of available-for-sale securities	(15)	(44)	(6)
Sales and maturities of available-for-sale securities	32	48	49
Net Cash Used for Investing Activities	(10)	(11)	(55)
Cash Flows from Financing Activities:
Payments of debt and capital lease obligations	(10)	(5)	(1)
Net transfers to Parent	(137)	(63)	(87)
Discount paid on issuance of debt	(2)
Debt issuance costs paid	(16)
Net Cash Used for Financing Activities	(165)	(68)	(88)
Cash Increase During the Period	14	114	12
Cash and Cash Equivalents at End of Period	$ 296	$ 282	$ 168